Plant, Property and Equipment, Net (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 176,782	$ 160,662	$ 528,404	$ 467,173	$ 641,867	$ 363,471
Gain (Loss) on Disposition of Assets	$ 0	$ 0	$ (123,587)	$ 0	$ 0	$ (144,732)